UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

David McCann

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3649

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

Item 1.	Reports to Stockholders.

S E I  S T R U C T U R E D  C R  E D I T  F U N D,  L P

Financial Statements (Unaudited)

For the six month period ended June 30, 2022

SEI Structured Credit Fund, LP

Financial Statements (Unaudited)

For the six month period ended June 30, 2022

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarter of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT is available on the Commission’s website at https://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at https://www.sec.gov.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2022

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (A) — 104.5%

CAYMAN ISLANDS — 80.8%
Apex Credit CLO, Ser 2017-1A, Cl E
9.133%, ICE LIBOR USD 3 Month + 6.350% 04/24/29 (B)(G)	$10,500,000	$9,240,000
Apex Credit CLO, Ser 2018-2A, Cl E
9.240%, ICE LIBOR USD 3 Month + 6.530% 10/20/31 (B)(G)	14,300,000	10,296,000
Apex Credit CLO, Ser 2018-2A, Cl F
11.690%, ICE LIBOR USD 3 Month + 8.980% 10/20/31 (B)(G)	7,600,000	4,712,000
Apex Credit CLO, Ser 2021-1A
8.304%, 07/18/34	2,000,000	1,756,900
Ares XXXIV CLO, Ser 2020-2A, Cl FR
9.644%, ICE LIBOR USD 3 Month + 8.600% 04/17/33 (B)(G)	11,250,000	7,875,000
B&M CLO, Ser 2014-1A, Cl E
6.794%, ICE LIBOR USD 3 Month + 5.750% 04/16/26 (B)(G)	5,551,976	4,275,022
Battalion CLO VII, Ser 2014-7A, Cl SUB
07/17/28 (B)(C)	12,746,000	382,380
Battalion CLO VIII, Ser 2015-8A, Cl SUB
07/18/30 (B)(C)	23,307,000	11,653,500
Battalion CLO X, Ser 2016-10A, Cl SUB
01/25/35 (B)(C)	25,270,000	21,100,450
Battalion CLO XI, Ser 2017-11A, Cl SUB
04/24/34 (B)(C)	38,324,300	25,294,038
Battalion CLO XII, Ser 2018-12A, Cl SUB
05/17/31 (B)(C)	46,533,517	25,826,102
Battalion CLO XIV, Ser 2019-14A, Cl SUB
04/20/32 (C)	47,870,000	37,817,300
Battalion CLO XVI, Ser 2019-16A, Cl SUB
12/19/32 (B)(C)	17,100,000	11,799,000
Battalion CLO XX, Ser 2021-20A
07/15/34 (C)	22,303,000	18,121,187
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB
04/20/31 (C)	48,697,143	19,381,463
Benefit Street Partners CLO II, Ser 2013-III, Cl SUB
07/15/29 (C)	10,450,000	2,403,500
Benefit Street Partners CLO II, Ser 2017-IIA, Cl DR
9.062%, ICE LIBOR USD 3 Month + 6.550% 07/15/29 (B)(G)	14,600,000	11,953,020
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
07/20/29 (B)(C)	21,904,000	3,723,680
Benefit Street Partners CLO III, Ser 2017-IIIA, Cl DR
9.310%, ICE LIBOR USD 3 Month + 6.600% 07/20/29 (B)(G)	3,000,000	2,550,000
Benefit Street Partners CLO IV
07/20/26 (B)	42,166,000	17,288,060
Benefit Street Partners CLO IX
07/20/25 (B)	22,625,000	10,633,750
Benefit Street Partners CLO V
10/20/26 (B)	19,200,000	—
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
10/18/29 (B)(C)	68,733,000	26,813,334

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2022

Description	Par Value	Fair Value

Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
07/18/27 (C)	$36,750,000	$422,625
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB
01/20/28 (B)(C)	36,680,000	15,405,600
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
04/20/34 (B)(C)	43,330,000	22,531,600
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
10/15/30 (B)(C)	40,364,000	14,127,400
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
04/20/31 (B)(C)	37,334,000	19,787,020
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
10/15/34 (B)(C)	43,816,000	27,998,424
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
07/15/34 (B)(C)	32,470,000	27,696,910
Benefit Street Partners CLO XXIII, Ser 2021-23A
04/25/34 (C)	39,000,000	27,924,000
Blue Ridge CLO II, Ser 2014-2A, Cl E
6.844%, ICE LIBOR USD 3 Month + 5.800% 07/18/26 (B)(G)	8,329,004	—
Brigade Debt Funding I, Ser 2018-1A, Cl SUB
04/25/36 (C)	55,000,000	38,500,000
Brigade Debt Funding II, Ser 2018-2A, Cl SUB
10/25/35 (B)(C)	20,000,000	13,340,000
Cathedral Lake CLO, Ser 2014-1A, Cl SUB
10/15/29 (B)(C)	18,200,000	2,730,000
Cathedral Lake CLO, Ser 2017-1A, Cl CR
6.012%, ICE LIBOR USD 3 Month + 3.500% 10/15/29 (B)(G)	5,000,000	4,500,000
Cathedral Lake CLO, Ser 2017-1A, Cl DR
8.294%, ICE LIBOR USD 3 Month + 7.250% 10/15/29 (B)(G)	14,464,000	12,294,400
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
01/15/26 (B)(C)	42,982,000	15,043,700
Cathedral Lake V, Ser 2018-5A, Cl E
8.810%, ICE LIBOR USD 3 Month + 6.100% 10/21/30 (B)(G)	9,000,000	7,560,000
Cathedral Lake V, Ser 2018-5A, Cl SUB
10/21/30 (B)(C)	30,838,000	11,410,060
Cathedral Lake VII, Ser 2021-7RA, Cl E
8.814%, 01/15/32	4,000,000	3,520,000
Eaton Vance CLO, Ser 2020-1A, Cl SUB
10/15/34 (B)(C)	22,785,000	17,544,450
Eaton Vance CLO, Ser 2020-2A, Cl SUB
01/15/35 (B)(C)	33,225,000	23,589,750
Elevation CLO, Ser 2014-2A, Cl SUB
10/15/29 (B)(C)	14,400,000	2,016,000
Elevation CLO, Ser 2017-2A, Cl ER
8.862%, ICE LIBOR USD 3 Month + 6.350% 10/15/29 (B)(G)	7,500,000	6,491,169
Elevation CLO, Ser 2017-2A, Cl FR
11.152%, ICE LIBOR USD 3 Month + 8.640% 10/15/29 (B)(G)	8,550,000	7,321,114
Elevation CLO, Ser 2018-10A, Cl E
9.000%, ICE LIBOR USD 3 Month + 6.290% 10/20/31 (B)(G)	14,000,000	11,030,789
Elevation CLO, Ser 2018-10A, Cl SUB
10/20/31 (B)(C)	40,850,000	17,218,275
Elevation CLO, Ser 2018-8A, Cl F
10.643%, ICE LIBOR USD 3 Month + 7.860% 10/25/30 (B)(G)	6,650,000	5,618,874
First Eagle Berkeley Fund CLO, Ser 2016-1A, Cl SUB
10/25/28 (B)(C)	32,718,000	10,796,940
First Eagle Clarendon Fund CLO, Ser 2015-1A, Cl E
7.234%, ICE LIBOR USD 3 Month + 6.050% 01/25/27 (B)(G)	16,226,000	15,901,480
Great Lakes CLO, Ser 2014-1A, Cl ER
8.544%, 10/15/29	10,378,000	8,821,300
Great Lakes CLO, Ser 2015-1A, Cl SUB
01/16/30 (B)(C)	24,580,042	10,864,379
Great Lakes CLO, Ser 2018-1A, Cl ER
8.404%, ICE LIBOR USD 3 Month + 7.360% 01/16/30 (B)(G)	17,689,000	14,858,760

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2022

Description	Par Value	Fair Value

Great Lakes CLO, Ser 2018-1A, Cl FR
11.044%, ICE LIBOR USD 3 Month + 10.000% 01/16/30 (B)(G)	$6,517,000	$5,083,260
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl D
8.036%, 01/22/31	15,700,000	13,404,660
LCM 32 CLO, Ser 2021-32A, Cl INC
07/20/34 (B)(C)	17,210,000	12,170,912
LCM 32 CLO, Ser 2021-33A, Cl SUB
07/20/34 (C)	1,043,735	489,616
LCM 33 CLO, Ser 2021-33A, Cl INC
07/20/34 (C)	21,240,000	16,242,228
LCM CLO, Ser 2020-31A, Cl INC
01/20/32 (C)	5,187,000	3,835,786
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/30 (B)(C)	25,988,000	14,813,160
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
7.034%, ICE LIBOR USD 3 Month + 5.850% 01/25/30 (B)(G)	17,100,000	14,623,236
MCF CLO VIII, Ser 2018-1A, Cl SUB
07/18/30 (B)(C)	27,710,000	24,490,098
Monroe Capital MML CLO, Ser 2018-1A, Cl ER
10.009%, ICE LIBOR USD 3 Month + 7.250% 07/22/28 (B)(G)	7,500,000	7,130,250
Mountain View CLO, Ser 2017-1A, Cl DR
6.573%, ICE LIBOR USD 3 Month + 4.150% 10/12/30 (B)(G)	2,000,000	1,720,000
Mountain View CLO, Ser 2017-1A, Cl ER
10.123%, ICE LIBOR USD 3 Month + 7.700% 10/12/30 (B)(G)	10,000,000	7,200,000
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/29 (B)(C)	19,868,600	6,954,010
Neuberger Berman CLO XV, Ser 2017-15A, Cl FR
10.992%, ICE LIBOR USD 3 Month + 8.480% 10/15/29 (B)(G)	5,100,000	4,038,726
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB
04/22/29 (B)(C)	5,900,000	2,079,750
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
10/17/30 (B)(C)	26,625,000	10,383,750
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC
04/19/30 (B)(C)	15,000,000	7,050,000
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC
10/18/29 (B)(C)	16,000,000	7,360,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC
10/18/30 (B)(C)	13,600,000	7,888,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC
01/15/30 (B)(C)	12,000,000	6,240,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN
0.072%, 01/15/30 (B)	295,867	106,512
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR
10/19/31 (B)(C)	92,000	59,340
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR
10/19/31 (B)(C)	331,457	213,790
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC
10/19/31 (B)(C)	18,000,000	10,440,000
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI
0.110%, 10/19/31 (B)	800,000	616,000
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC
01/20/31 (B)(C)	4,050,000	2,722,410
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC
01/19/32 (B)(C)	18,300,000	11,896,830
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC
0.051%, 01/19/32 (B)	1,325,406	974,173
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
04/20/33 (B)(C)	8,625,000	5,692,500
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/33 (B)	111,146	73,356
Neuberger Berman Loan Advisers CLO 36, Ser 2021-36A, Cl F
11.210%, ICE LIBOR USD 3 Month + 8.500% 04/20/33 (B)(G)	5,000,000	4,400,000

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2022

Description	Par Value	Fair Value

Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SBPF
10/20/32 (C)	$108,125	$42,709
Neuberger Berman Loan Advisers CLO 38, Ser 2020-38A, Cl SUB
10/20/32 (C)	14,719,000	10,376,895
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
8.263%, ICE LIBOR USD 3 Month + 7.200% 01/20/27 (B)(G)	5,250,000	5,223,750
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
04/20/30 (B)(C)	50,029,000	22,768,198
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN
6.290%, ICE LIBOR USD 3 Month + 3.580% 04/20/30 (B)(G)	5,300,000	4,625,471
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
10.090%, ICE LIBOR USD 3 Month + 7.380% 04/20/30 (B)(G)	12,600,000	11,009,860
OCP CLO, Ser 2017-13A, Cl SUB
07/15/30 (B)(C)	11,500,000	6,412,400
OCP CLO, Ser 2017-14A, Cl SUB
11/20/30 (B)(C)	16,333,000	7,676,510
OCP CLO, Ser 2017-4A, Cl ER
10.633%, ICE LIBOR USD 3 Month + 7.850% 04/24/29 (B)(G)	8,250,000	5,940,000
OCP CLO, Ser 2017-6A, Cl ER
10.800%, ICE LIBOR USD 3 Month + 8.060% 10/17/30 (B)(G)	10,800,000	8,893,584
OCP CLO, Ser 2019-16A, Cl SUB
04/10/32 (B)(C)	9,000,000	6,195,600
OCP CLO, Ser 2019-17A, Cl SUB
07/20/32 (B)(C)	15,000,000	11,580,000
OCP CLO, Ser 2020-19A, Cl SUB
10/20/34 (B)(C)	9,300,000	8,382,090
OCP CLO, Ser 2021-21A, Cl SUB
07/20/31(C)	20,597,000	14,875,153
Shackleton CLO, Ser 2018-6RA, Cl SU
07/17/28 (C)	19,200,000	576,000
Shackleton CLO, Ser 2019-14A, Cl SUB
07/20/34 (B)(C)	15,750,000	10,080,000
Shackleton CLO, Ser 2019-XV, Cl SUB
01/15/30 (C)	10,000,000	7,000,000
Shackleton CLO, Ser 2021-16A, Cl E
9.670%, ICE LIBOR USD 3 Month + 6.960% 10/20/34 (B)(G)	13,230,000	11,311,650
Shackleton CLO, Ser 2021-16A, Cl SUB
10/20/34 (B)(C)	25,230,000	14,507,250
TCW CLO, Ser 2017-1A, Cl SUB
10/29/34 (B)(C)	36,999,000	23,309,370
TCW CLO, Ser 2018-1A
7.234%, 04/25/31	1,100,000	968,000
TCW CLO, Ser 2018-1A, Cl SUB
04/25/31 (B)(C)	29,703,000	17,857,444
TCW CLO, Ser 2019-2A, Cl SUB
10/20/32 (B)(C)	28,463,000	17,931,690
TCW CLO, Ser 2020-1A
7.813%, 04/20/34	9,600,000	8,832,000
TCW CLO, Ser 2020-1A, Cl SUB
04/20/28 (C)	41,625,000	24,975,000
TCW CLO, Ser 2021-1A, Cl ERR
8.019%, ICE LIBOR USD 3 Month + 6.780% 10/29/34 (B)(G)	7,000,000	5,950,000
TCW CLO, Ser 2021-2A, Cl INC
07/25/34 (B)(C)	9,250,000	6,012,500
TCW CLO, Ser 2022-1A, Cl E
7.637%, TSFR3M + 6.890% 04/22/33 (B)(G)	8,000,000	7,040,000
TCW CLO, Ser 2022-2A, Cl ER
9.127%, TSFR3M + 6.650% 10/20/32 (B)(G)	8,250,000	7,425,000
Telos CLO, Ser 2018-5A, Cl ER
9.300%, ICE LIBOR USD 3 Month + 6.560% 04/17/28 (B)(G)	24,500,000	22,050,000
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/20 (B)(C)	6,500,000	130,000

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2022

Description	Par Value	Fair Value

Venture 28 CLO, Ser 2017-28AA, Cl SUB
10/20/34 (B)(C)	$38,760,000	$20,155,200
Venture 35 CLO, Ser 2018-35A, Cl SUB
10/22/31 (B)(C)	26,039,000	10,415,600
Venture 45 CLO, Ser 2022-45A, Cl E
8.777%, TSFR3M + 7.700% 07/20/35 (B)(G)	2,000,000	1,880,000
Venture CDO, Ser 2016-25A, Cl SUB
04/20/29 (B)(C)	11,620,000	3,486,000
Venture XXVI CLO, Ser 2017-26A, Cl SUB
01/20/29 (B)(C)	10,526,000	2,842,020
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
07/20/30 (B)(C)	21,122,000	8,448,800
Voya CLO, Ser 2015-3A, Cl SUB
10/20/31 (B)(C)	56,700,000	18,013,590
Voya CLO, Ser 2018-3A, Cl ER
11.210%, ICE LIBOR USD 3 Month + 8.500% 10/20/31 (B)(G)	18,400,000	15,864,066
Voya CLO, Ser 2019-1A, Cl SUB
04/15/31 (B)(C)	4,300,000	2,795,000
Voya CLO, Ser 2019-2A, Cl DR
9.848%, ICE LIBOR USD 3 Month + 7.110% 07/19/28 (B)(G)	1,000,000	774,900
Voya CLO, Ser 2020-2A
07/31/31(C)	41,288,000	36,230,220
Voya CLO, Ser 2021-2A
10/20/34 (C)	25,350,000	19,012,500
Voya CLO, Ser 2021-3A, Cl SUB
01/20/35 (B)(C)	31,600,000	24,016,000
Zohar III, Ser 2007-3A, Cl A2
0.740%, ICE LIBOR USD 3 Month + 0.550% 04/15/19 (B)(G)	90,000,000	—
Zohar III, Ser 2007-3A, Cl A3
0.940%, ICE LIBOR USD 3 Month + 0.750% 04/15/19 (B)(G)	56,000,000	—

		1,386,045,078

IRELAND — 0.5%
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	1,250
Longfellow Place CLO, Ser 2017-1A, Cl ERR
10.212%, ICE LIBOR USD 3 Month + 7.700% 04/15/29 (B)(G)	4,000,000	3,240,000
Longfellow Place CLO, Ser 2017-1A, Cl FRR
11.012%, ICE LIBOR USD 3 Month + 8.500% 04/15/29 (B)(G)	7,369,173	4,421,504

		7,662,754

JERSEY — 1.1%
Saranac CLO I, Ser 2017-1A, Cl ER
10.466%, ICE LIBOR USD 3 Month + 7.700% 07/26/29 (B)(G)	18,000,000	13,500,000
Saranac CLO VII, Ser 2017-2A, Cl ER
8.198%, ICE LIBOR USD 3 Month + 6.720% 11/20/29 (B)(G)	7,750,000	5,812,500

		19,312,500

UNITED STATES — 22.1%
Battalion CLO XXIV Warehouse Note
(C)	28,750,000	28,750,000
Benefit Street Partners CLO, Ser 2015-VIB, Cl E
8.423%, 07/20/34	5,000,000	4,460,093
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
07/15/29 (B)(C)	23,450,000	5,393,500
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl DRR
9.910%, ICE LIBOR USD 3 Month + 7.200% 01/20/32 (B)(G)	2,600,000	2,411,500
Benefit Street Partners CLO X, Ser 2016-10A
7.813%, 04/20/34	3,250,000	2,957,500
Benefit Street Partners CLO XXV, Ser 2021-25A, Cl SUB
01/15/35 (B)(C)	24,594,750	18,328,008
Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl F
07/20/35 (B)(C)	475,000	460,750
Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl SUB
07/20/35 (B)(C)	18,400,000	16,035,600

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2022

Description	Par Value/Shares	Fair Value

Benefit Street Partners CLO XXVII Warehouse Note
(C)(D)	$10,000,000	$10,000,000
Bighorn X Warehouse Note
(C)	5,000,000	4,164,000
Elevation CLO, Ser 2021-12A, Cl E
9.980%, ICE LIBOR USD 3 Month + 7.270% 04/20/32 (B)(G)	2,000,000	1,720,000
Ivy Hill IV Warehouse Note
07/03/21 (C)(D)	85,000,000	73,950,000
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB
10/20/29 (B)(C)	19,066,500	10,772,572
Ivy Hill Middle Market Credit Fund IX, Ser 2022-9A, Cl ERR
10.761%, TSFR3M + 8.220% 04/23/34 (B)(G)	5,000,000	4,268,073
Ivy Hill Middle Market Credit Fund VII
9.483%, 10/20/33	19,500,000	17,579,250
Ivy Hill Middle Market Credit Fund XII
9.233%, 07/20/29	30,000,000	25,425,141
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
07/20/29 (B)(C)	11,695,868	9,619,851
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
8.114%, ICE LIBOR USD 3 Month + 7.070% 04/18/30 (B)(G)	15,555,000	13,880,349
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
04/18/30 (B)(C)	1,667,000	675,135
Ivy Hill Middle Market Credit Fund XVIII
8.886%, 04/22/33	5,000,000	4,246,955
Lake Shore CLO, Ser 2019-1A, Cl ER
10.014%, 04/15/33	14,550,000	13,144,780
Neuberger Berman Loan Advisors CLO 39, Ser 2020-39A, Cl SUB
01/20/32 (C)	15,147,625	9,926,951
Neuberger Berman Loan Advisors CLO 41, Ser 2021-41A, Cl SUB
04/15/34 (C)	8,865,375	5,968,980
Neuberger Berman Loan Advisors CLO 43, Ser 2021-43, Cl SUB
07/17/35 (C)	13,119,000	9,570,920
Ocean Trails CLO 8, Ser 2021-8A, Cl ER
8.494%, ICE LIBOR USD 3 Month + 7.450% 07/15/34 (B)(G)	3,500,000	2,992,500
Ocean Trails CLO IX, Ser 2021-9A, Cl ER
9.962%, ICE LIBOR USD 3 Month + 7.450% 10/15/34 (B)(G)	10,000,000	8,550,000
Rad CLO 15, Ser 2021-15A, Cl SUB
01/20/34 (B)(C)	14,200,000	10,650,000
Rad CLO Warehouse Note
(C)	9,950,000	9,950,000
Shackleton CLO Warehouse Note
(C)	43,750,000	31,049,375
Wind River CLO, Ser 2021-3A, Cl SUB
07/20/33 (C)	30,312,000	22,051,980

		378,953,763

Total Asset-Backed Securities (Cost $2,243,700,467)		1,791,974,095

CASH EQUIVALENT (E) (F) — 1.9%

UNITED STATES — 1.9%
SEI Daily Income Trust Government Fund, Cl F, 1.140%	31,708,995	31,708,995

Total Cash Equivalent (Cost $31,708,995)		31,708,995

Total Investments — 106.4%
(Cost $2,275,409,462)		$1,823,683,090

Percentages based on Limited Partners’ Capital of $1,714,853,299.

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2022

Transactions with affiliated funds during the period ended June 30, 2022 are as follows:

	Value of Shares Held as of 12/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 6/30/2022	Dividend Income

SEI Daily Income Trust Government Fund, Cl F	$59,055,146	$279,836,250	($307,182,401)	$—	$31,708,995	$60,577

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

(A)	Securities considered illiquid. The total value of such securities as of June 30, 2022 was $1,791,974,095 and represented 104.5% of Partners’ Capital.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At June 30, 2022, the market value of Rule 144A positions amounted to $1,203,249,126 or 70.2% of Limited Partners’ Capital.

(C)	Represents equity/residual investments for which estimated effective yields are applied.
(D)

Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of June 30, 2022 was $83,950,000 and represents 4.9% of Limited Partners’ Capital.

(E)	Rate shown is the 7-day effective yield as of June 30, 2022.
(F)	Investment in affiliated security.
(G)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Asset-Backed Securities	$—	$—	$1,791,974,095	$1,791,974,095
Cash Equivalent	31,708,995	—	—	31,708,995

Total Investments in Securities	$31,708,995	$—	$1,791,974,095	$1,823,683,090

(1)	Of the $1,791,974,095 in Level 3 securities as of June 30, 2022, $ 1,708,024,095 was valued via broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3 Securities
Beginning balance as of January 1, 2022	$2,037,975,809
Accrued discounts/premiums	92,916,380
Realized gain/(loss)	21,404,935
Change in unrealized appreciation/(depreciation)	(254,352,318)
Proceeds from sales	(270,469,196)
Purchases	164,498,485

Ending balance as of June 30, 2022	$1,791,974,095

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(252,003,576)

For the period ended June 30, 2022, there were no transfers into or out of Level 3 assets and liabilities. Transfers, if any, are recognized at year end.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Statement of Assets and Liabilities (Unaudited)

June 30, 2022

Assets
Investments in securities, at value (cost $2,243,700,467)	$1,791,974,095
Investment in affiliated security, at value (cost $31,708,995)	31,708,995
Interest receivable	8,664,769

Total assets	1,832,347,859

Liabilities
Capital withdrawals payable	100,418,407
Payable for investment securities purchased	16,495,702
Administration fees payable	152,220
Other accrued expenses	428,231

Total liabilities	117,494,560

Limited Partners’ capital	$1,714,853,299

Limited Partners’ capital
Represented by:
Paid-in-capital	$2,166,579,671
Net unrealized depreciation on investments	(451,726,372)

Limited Partners’ capital	$1,714,853,299

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Statement of Operations (Unaudited)

For the six months ended June 30, 2022

Investment income
Interest income	$117,835,465
Dividend income from affiliated security	60,577

Total investment income	117,896,042

Expenses
Administration fee	975,245
Professional fees	135,717
Directors’ fees	18,000
Miscellaneous expenses	9,000

Total expenses	1,137,962

Net investment income	116,758,080

Realized and unrealized gain (loss) on investments
Net realized gain on investments	21,404,935
Net change in unrealized appreciation (depreciation) on investments	(254,352,318)

Net realized and unrealized loss on investments	(232,947,383)

Net decrease in Limited Partners’ capital resulting from operations	$(116,189,303)

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Statements of Changes in Limited Partners’ Capital

	For the period ended June 30, 2022 (Unaudited)	For the year ended December 31, 2021

From investment activities
Net investment income	$116,758,080	$198,789,135
Net realized gain on investments	21,404,935	44,924,433
Net change in unrealized appreciation (depreciation) on investments	(254,352,318)	200,985,336

Net increase (decrease) in Limited Partners’ capital resulting from operations	(116,189,303)	444,698,904

Partners’ capital transactions
Capital contributions	83,041,004	213,183,554
Capital withdrawals	(254,499,870)	(414,002,295)

Net decrease in Limited Partners’ capital derived from capital transactions	(171,458,866)	(200,818,741)

Net increase (decrease) in Limited Partners’ capital	(287,648,169)	243,880,163
Limited Partners’ capital beginning of the period	2,002,501,468	1,758,621,305

Limited Partners’ capital end of the period	$1,714,853,299	$2,002,501,468

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Statement of Cash Flows (Unaudited)

For the six months ended June 30, 2022

Cash flows from operating activities
Net decrease in Limited Partners’ capital resulting from operations	$(116,189,303)
Adjustments to reconcile net decrease in Limited Partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(164,498,485)
Proceeds from sales of long-term investments	270,469,196
Accretion of discount (see Note 2)	(92,916,380)
Sale of short-term investments	27,346,151
Net realized gain on investments	(21,404,935)
Net change in unrealized (appreciation) depreciation on investments	254,352,318
Decrease in due from affiliate	7,889,006
Increase in interest receivable	(451,730)
Increase in payable for securities purchased	16,495,702
Decrease in administration fees payable	(24,428)
Decrease in other accrued expenses	(58,499)

Net cash provided by operating activities	181,008,613

Cash flows from financing activities
Capital contributions, net of change in capital contributions received in advance	75,151,998
Capital withdrawals, net of change in withdrawals payable	(256,160,611)

Net cash used in financing activities	(181,008,613)

Net change in cash	-

Cash
Beginning of the period	-

End of the period	$-

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited)

June 30, 2022

1.   Organization

SEI Structured Credit Fund, LP (the “Fund”) is a Delaware limited partnership established on June 26, 2007 and commenced operations on August 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund offers limited partnership interests (“Interests”) solely through private placement transactions to investors (“Limited Partners”) that have signed an investment management agreement with SEI Investments Management Corporation (“SIMC” or the “Adviser”), the investment adviser to the Fund. SEI Investments Company is the parent company of SIMC. As of June 30, 2022, the SEI Structured Credit Segregated Portfolio owned approximately 98.1% of the Fund, while the other Limited Partners owned approximately 1.9% of the Fund.

The Fund’s objective is to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations (“CDOs”), which includes collateralized loan obligations (“CLOs”) and other structured credit investments. CDOs are special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. CDOs fund their investments by issuing several classes of debt and equity securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund’s investments may include fixed income securities, loan participations, credit-linked notes, medium-term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, “Structured Credit Investments”).

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund and had no investment in the Fund during the period and as of June 30, 2022. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the “Board”). A majority of the Board is and will be persons who are not “interested persons” (as defined in the 1940 Act) with respect to the Fund.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

2.   Significant Accounting Policies

The following is a summary of significant accounting and reporting policies followed by the Fund in preparing the financial statements:

Use of Estimates

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable; however, actual results could differ from these estimates and it is possible that differences could be material.

Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

For securities not listed on a securities exchange, the Fund shall seek to obtain a bid price from at least one dealer who is independent of the Fund. In such cases, the independent dealer providing the price on the Structured Credit Investment may also be a “market maker”, and in many cases the only market maker, with respect to that security. As of June 30, 2022, all asset-backed securities, with the exception of two fair valued securities, are valued by an independent dealer. Please see the unobservable inputs table on page 16 of the financial statements.

A dealer’s valuation reflects its judgment of the price of an asset, assuming an arm’s length transaction at the valuation date between knowledgeable and willing market participants. It generally assumes a round lot institutional transaction, without consideration for whether the client is long or short the instrument, and without adjustment for the size of the client’s position. The valuation pertains to an assumed transaction and may not necessarily reflect actual quoted or other prices, and does not indicate that an active market exists for the financial instrument.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

2.   Significant Accounting Policies (continued)

Valuation of Investments (continued)

A dealer’s valuation may be formulated using inputs such as a combination of observable market transactions of the exact security or a similar security and internal models. Bids-Wanted-In Competition (“BWIC”) are widely distributed auctions of securities whose results are the primary input used by dealers to establish valuations for structured credit securities. Dealers supplement BWIC results with private transactions and model-driven valuations. Model-driven valuations require assumptions regarding default, recovery, and prepayment rates that are consistent with current market conditions.

In situations where market inputs are not available or do not provide a sufficient basis under current market conditions for pricing the instrument, the valuation may reflect the dealer’s view of the assumptions that market participants would use in pricing the instrument. Since market participants may have materially different views as to future supply, demand, credit quality and other factors relevant to pricing financial instruments, as well as bid and ask prices, valuations may differ materially among dealers. The actual level at which these instruments trade (if trades occur) could be materially different from the dealer’s valuation.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. The Committee is currently composed of two members of the Board, as well as two representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable.

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in the Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. At June 30, 2022, there were two securities that were fair valued by the Committee.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

2.   Significant Accounting Policies (continued)

Valuation of Investments (concluded)

The Board will periodically review the Fund’s valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

Fair Value of Financial Instruments

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions the market participants would use in pricing the asset or liability. The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data, which includes financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including time value, yield curve, volatility factors, prepayment speeds, default rates, loss severity, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace; and

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

2.   Significant Accounting Policies (continued)

Fair Value of Financial Instruments (continued)

Level 3 – Unobservable inputs that are not corroborated by market data (supported by little or no market activity), which is comprised of financial instruments whose fair value is estimated based on internally developed models or methodologies utilizing significant inputs that are generally not observable.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2022, there have been no significant changes to the Fund’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 investments as of June 30, 2022. The disclosure below also includes quantitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value as of June 30, 2022	Valuation Technique(s)	Unobservable Input	Price Range
CLO Debt	$455,035,133	Market Quotes	Broker Quote	$0 - $100
CLO Equity	1,252,988,962	Market Quotes	Broker Quote	$0 - $75
Total	$1,708,024,095

Assets	Fair Value as of June 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
CLO Equity	$83,950,000	Market Comparables	Credit Spread	8-12%
	$83,950,000

The unobservable input used to determine fair value of the Level 3 investments may have similar or diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

2.   Significant Accounting Policies (continued)

Income Recognition and Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Amortization and accretion of debt instruments is calculated using the scientific interest method, which approximates the effective interest method over the estimated life of the security. Amortization of premiums and accretion of discounts are adjusted semi-annually or at the time of purchase for a new equity tranche investment and are included in interest income on the Statement of Operations. Realized gains (losses) on paydowns on asset-backed securities are recorded as an adjustment to interest income.

The Fund’s policy for recognizing income from equity/residual tranches of CLOs investments is to recognize the excess of all cash flows over the original cost attributable to the beneficial interest as interest income over the life of the beneficial interest using the effective yield method. The effective yield is determined based upon the original purchase price and the estimated amount and timing of principal and interest cash flows based on the best estimate of current information and events. The cost used in determining net realized capital gains and losses on the sale of CLOs investments are on the basis of first in, first out.

Collateralized Debt Obligations

The Fund invests in CDOs which include CLOs, a type of asset-backed security, and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

2.   Significant Accounting Policies (continued)

Collateralized Debt Obligations (concluded)

Legislation enacted in 2010 imposes a withholding tax of 30% on payments of U.S. source interest and dividends paid after December 31, 2013, or gross proceeds from the disposition of an instrument that produces U.S. source interest or dividends paid after December 31, 2018, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its United States account holders and its United States owners. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect our operating results and cash flows.

Federal Taxes

The Fund intends to be treated as a partnership for federal, state, and local income tax purposes. Each Limited Partner is responsible for the tax liability or benefit relating to its distributive share of taxable income or loss. Accordingly, no provision for federal, state, or local income taxes is reflected in the accompanying financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, 2018-2021), on-going analysis of and changes to tax laws, regulations and interpretations thereof, and therefore, an estimate of potential changes to unrecognized tax benefits in the next 12 months cannot be made.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

2.   Significant Accounting Policies (concluded)

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3.   Adviser, Administrator and Other Transactions

The Adviser does not charge a management fee to the Fund. Limited Partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the Limited Partner’s assets managed by the Adviser. This fee, which is negotiated between the Limited Partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services that are unrelated to the return of the Fund.

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees shall not in the aggregate exceed 0.30% per annum of the Fund’s monthly average net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.30% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discontinue all or part of this waiver at any time. In the current period, the Adviser did not waive any expenses.

SEI Global Services, Inc. (the “Administrator”) serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund’s net asset value which is accrued monthly based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

3.   Adviser, Administrator and Other Transactions (concluded)

SEI Investments Distribution Co. (the “Placement Agent”) serves as the Fund’s placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly-owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Placement Agent is not compensated by the Fund for its services rendered under the agreement.

Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, the Administrator and/or the Placement Agent. The Fund pays each unaffiliated Director an annual fee for attendance at quarterly, interim, and committee meetings. The Adviser, the Administrator or an affiliate pays compensation of officers and affiliated Directors.

4.   Allocation of Profits and Losses

The Fund maintains a separate capital account for each of its Limited Partners. As of the last day of each month, the Fund shall allocate net profits or losses for that month to the capital accounts of all Limited Partners, in proportion to their respective opening capital account balances for such month (after taking into account any capital contributions deemed to be made as of the first day of such month).

5.   Limited Partners’ Capital

The Fund, in the discretion of the Board, may sell interests to new Limited Partners and may allow existing Limited Partners to purchase additional Interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund’s intention to allow limited purchases of Interests only during designated subscription periods as may be established by the Board or its designees (currently, the Adviser) and communicated to Limited Partners. The Board or its designee will determine the amount of Interests offered to Limited Partners during a subscription period at its discretion. During the established subscription periods, Interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

The Fund is a closed-end investment company, and therefore no Limited Partner will have the right to require the Fund to redeem its Interests. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Limited Partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

5.   Limited Partners’ Capital (concluded)

repurchase Interests from Limited Partners pursuant to written tenders, the Board will consider the recommendations of the Adviser.

The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last business day of March, June, September, and December. However, Limited Partners will not be permitted to tender for repurchase Interests that were acquired less than two years prior to the effective date of the proposed repurchase.

Even after the initial two year period, it is possible that there will be extended periods during which illiquidity in the underlying investments held by the Fund or other factors will cause the Board to elect not to conduct repurchase offers. Such periods may coincide with periods of negative performance. In addition, even in the event of a repurchase offer, it is possible that there will be an oversubscription to the repurchase offer, in which case a Limited Partner may not be able to redeem the full amount that the Limited Partner wishes to redeem.

During the period ended June 30, 2022, the Fund made offers to repurchase Interests resulting in capital withdrawals of $254,499,870 and capital contributions of $83,041,004 in aggregate.

6.   Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the period ended June 30, 2022 were $164,498,485 and $270,469,196, respectively.

As of June 30, 2022, the cost of investments for tax purposes is $2,275,409,462. Net unrealized depreciation on investments for tax purposes was $451,726,372 consisting of $98,247,770 of gross unrealized appreciation and $549,974,142 of gross unrealized depreciation.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

7.   Concentrations of Risk

In the normal course of business, the Fund trades financial instruments involving market risk and counterparty credit risk.

(a) Market risk

Market risk encompasses the potential for both losses and gains and includes price risk, interest rate risk, prepayment risk and collateral performance risk. The Fund’s market risk management strategy is driven by the Fund’s investment objective. The Adviser oversees each of the risks in accordance with policies and procedures.

(i)   Price risk

Price risk is the risk that the value of the instrument will fluctuate as a result of changes in market prices, whether caused by factors specific to an individual investment, its issuer or any factor affecting financial instruments traded in the market. As all of the Fund’s Structured Credit Investments are carried at fair value with fair value changes recognized in the Statement of Operations, all changes in market conditions directly affect net assets.

(ii)  Interest rate risk

The fair value of the Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(iii) Prepayment risk

Prepayment risk is the risk associated with the early unscheduled return of principal on a fixed-income security. Some fixed-income securities, such as CDOs, have embedded call options which may be exercised by the issuer, or in the case of a CDO, the borrower. The yield-to-maturity of such securities cannot be known for certain at the time of purchase since the cash flows are not known. When principal is returned early, future interest payments will not be paid on that part of the principal. If the security was purchased at a premium (a price greater than 100) the security’s yield will be less than what was estimated at the time of purchase.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

7.   Concentrations of Risk (continued)

(a) Market risk (continued)

(iv) Collateral performance risk

Collateral performance risk is the risk that defaults or underperformance of the CDO’s underlying collateral negatively impacts scheduled payments to a tranche based on relative seniority in the overall capital structure of each deal.

(v) Liquidity risk

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions.

In addition to the normal risks associated with fixed income securities (e.g., interest rate risk, reinvestment risk, prepayment risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(vi) Leverage risk

CLO vehicles are typically very highly levered (10 – 14 times), and therefore the junior debt and equity tranches that the Fund invests in are subject to a higher degree of risk of total loss. In particular, investors in CLO vehicles indirectly bear risks of the underlying debt investments held by such CLO vehicles. The Fund generally has the right to receive payments only from the CLO vehicles, and generally does not have direct rights against the underlying borrowers or the entity that sponsored the CLO vehicle. While the CLO vehicles the Fund targets generally enable the investor to acquire interests in a pool of senior loans without the expenses associated with directly holding the same investments, the Fund generally pays a proportionate share of the CLO vehicles’ administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying CLO vehicles will rise or fall, these prices (and, therefore, the prices

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

7.   Concentrations of Risk (continued)

(a) Market risk (concluded)

(vi) Leverage risk (concluded)

of the CLO vehicles) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The failure by a CLO vehicle in which the Fund invest to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO vehicle fails certain tests, holders of debt senior to the Fund may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting CLO vehicle or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s operating results and cash flows.

(b) Counterparty credit risk

Counterparty credit risk is the risk a counterparty to a financial instrument could fail on a commitment that it has entered into with the Fund. The Fund minimizes counterparty credit risk by undertaking transactions with large well-capitalized counterparties or brokers and by monitoring the creditworthiness of these counterparties.

(c) Credit risk

When the Fund invests in Structured Credit Investments, the Fund does not have custody of the assets of the structured credit investment or control over the investment. In certain structured credit investments, the Fund may have limited access to or information regarding the assets of or collateral underlying the structured credit investment. Furthermore, the Fund may not be able to confirm independently the accuracy of the information provided by the managers of structured credit investments. As such, there may be uncertainty with respect to the information available to the Fund for purposes of analyzing the reasonableness of an independent price obtained for a structured credit investment or to fair value a structured credit investment. Ultimately, the uncertainty of the reliability of (or limited access to) information received in respect of a structured credit investment may impair the Fund’s ability to value its investment. As a result, the amount realized by the Fund upon disposition of the structured credit investment could be materially different from that which is reported as the carrying value of the investment at any point in time.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

7.   Concentrations of Risk (concluded)

(d) Economic Risks of Global Health Events

Global health events and pandemics, such as the COVID-19, have the ability to affect — quickly, drastically and substantially the economics of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines and the shutdown of non-essential businesses and government services. Further, it has caused significant volatility in U.S and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

8.   Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2022

9.   Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the following periods:

	For the six month period ended June 30, 2022 (Unaudited)	For the year ended 2021	For the year ended 2020	For the year ended 2019	For the year ended 2018	For the year ended 2017

Total return (1)	-6.15%	24.45%	7.13%	9.61%	1.97%	12.33%

Limited Partners’ capital, end of year (000’s)	$1,714,853	$2,002,501	$1,758,621	$1,796,627	$1,842,031	$1,818,362

Ratio to average partners’ capital†
Net investment income ratio
Net investment income	12.02% (2)	9.64%	9.73%	10.38%	9.78%	7.87%

Expense ratio
Operating expenses	0.12% (2)	0.12%	0.12%	0.14%	0.15%	0.20%

Portfolio turnover rate	8.56% (3)	39.84%	30.06%	20.12%	51.79%	54.67%

†	Ratios to average partners’ capital are calculated based on the outstanding Limited Partners’ capital during the period.
(1)

Total return, which reflects the month-to-month change in Limited Partners’ capital, is calculated using returns that have been geometrically linked based on capital contributions and withdrawals and does not reflect management fees paid by Limited Partners outside of the Fund.

(2)	Annualized.
(3)	Not annualized.

10.  Regulatory Matters

On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (concluded)

June 30, 2022

10.   Regulatory Matters (concluded)

been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

11.   Subsequent Events

Management on behalf of the Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Structured Credit Fund, LP

Approval of the Advisory Agreements with the Adviser (Unaudited)

SEI Structured Credit Fund, LP (the “Fund”) has entered into an investment advisory agreement with SEI Investments Management Corporation (“SIMC” or the “Adviser”) dated July 20, 2007 (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the Fund’s assets.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Fund’s Advisory Agreement must be specifically approved by: (i) the vote of the Board of Directors of the Fund (the “Board”) or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the directors who are not parties to the Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party to the Advisory Agreement (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Board must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a fund’s fees, fund boards are required to evaluate the material factors applicable to a decision to approve an advisory agreement.

The discussion immediately below summarizes the materials and information presented to the Board in connection with the Board’s Annual Review of the Advisory Agreement and the conclusions made by the Directors when determining to continue the Advisory Agreement for an additional one-year period.

Consistent with the responsibilities referenced above, the Board called and held a meeting on March 23, 2022 to consider whether to renew the Advisory Agreement. In preparation for the meeting, the Board provided SIMC with a written request for information and received and reviewed extensive written materials in response to that request, including information as to the performance of the Fund versus benchmarks, the levels of fees for various categories of services provided by SIMC and its affiliates and the overall expense ratio of the Fund, comparisons of such fees and expenses with such fees and expenses incurred by other funds, the costs to SIMC and its affiliates of providing such services, including a profitability analysis, SIMC’s compliance program, and various other matters. The information provided in connection with the Board meeting was in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the operations and performance of the Fund.

SEI Structured Credit Fund, LP

Approval of the Advisory Agreements with the Adviser (Unaudited) (continued)

The Directors also received a memorandum from Fund counsel regarding the responsibilities of directors in connection with their consideration of an investment advisory agreement. In addition, prior to voting, the Independent Directors received advice from Fund counsel regarding the contents of the Adviser’s written materials.

As noted above, the Board requested and received written materials from SIMC. Specifically, this requested information and written response included: (a) the quality of SIMC’s investment management and other services; (b) SIMC’s investment management personnel; (c) SIMC’s operations and financial condition; (d) SIMC’s investment strategies; (e) the level of the advisory fees that SIMC charges the Fund compared with the advisory fees charged to comparable funds; (f) the overall fees and operating expenses of the Fund compared with similar funds; (g) the level of SIMC’s profitability from its Fund-related operations; (h) SIMC’s compliance systems; (i) SIMC’s policies on and compliance procedures for personal securities transactions; (j) SIMC’s reputation, expertise and resources in domestic and/or international financial markets; and (k) the Fund’s performance compared with benchmark indices.

The Independent Directors met in executive session, outside the presence of Fund management, and the full Board met in executive session to consider and evaluate a variety of factors relating to the approval of the continuation of the Advisory Agreement. The Independent Directors also participated in question and answer sessions with representatives of the Adviser. At the conclusion of the Board’s deliberations, the Board including the Independent Directors unanimously approved the continuation of the Advisory Agreement for an additional one-year period. The approval was based on the Board’s (including the Independent Directors’) consideration and evaluation of a variety of specific factors discussed at the March 23, 2022 Board meeting and other Board meetings held throughout the year, including:

-   the nature, extent and quality of the services provided to the Fund under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Fund;

-   the Fund’s investment performance and how it compared to that of appropriate benchmarks;

-   the expenses of the Fund under the Advisory Agreement and how those expenses compared to those of other comparable funds;

-   the profitability of SIMC and its affiliates with respect to the Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

SEI Structured Credit Fund, LP

Approval of the Advisory Agreements with the Adviser (Unaudited) (concluded)

-   the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Fund and the resources of SIMC and its affiliates dedicated to the Fund supported renewal of the Advisory Agreement.

Fund Performance. The Board concluded that, within the context of its full deliberations, the performance of the Fund supported renewal of the Advisory Agreement.

Fund Expenses. The Board concluded that, within the context of its full deliberations, the expenses of the Fund are reasonable and supported renewal of the Advisory Agreement.

Profitability. The Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. The Board concluded that, within the context of its full deliberations, the Fund obtains reasonable benefit from economies of scale.

Based on its evaluation of the information and the conclusions with respect thereto at its meeting on March 23, 2022, the Board, including all of the Independent Directors, unanimously approved the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Independent Directors and the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board, including the Independent Directors, did not identify any one particular factor or specific piece of information that determined whether to approve the Advisory Agreement.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 1, 2022

By (Signature and Title)	/s/ Ankit Puri
Ankit Puri, Treasurer

Date: September 1, 2022